Accrued Expenses (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Accrued Liabilities, Current [Abstract]
Compensation	$ 3,884,386	$ 2,321,508
Research and development	1,343,910	951,759
Interest payable	234,754	806,475
Deferred offering costs	26,028	657,892
Professional fees	486,705	594,572
Director fees	73,125	414,421
Other accrued expenses	73,034	178,021
Accrued expenses	$ 6,121,942	$ 5,924,648